FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	December 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$132,261,826	$132,253,093

Liabilities:
Warrant Liability – Public Warrants	1	$5,170,975	8,927,000
Warrant Liability – Private Placement Warrants	3	$3,275,000	5,673,000

Key Inputs into Modified Black-Scholes Model for Private Placement Warrants
The key inputs into the Modified Black-Scholes model for the Private Placement Warrants at December 31, 2021, December 31, 2020, and September 22, 2020:
Input	September 22, 2020	December 31, 2020	December 31, 2021
Common Stock Price	$9.51	$10.33	$9.86
Expected term (years)	6.00	5.73	5.25
Expected Volatility (Private Placement Warrants) derived from Monte Carlo Simulation	17.40%	17.34%	12.55%
Estimated probability of successful business combination	100.00%	100.00%	100.00%
Exercise Price	$11.50	$11.50	$11.50
Risk-free rate of interest	0.36%	0.47%	1.28%

Level 3 Changes in Fair Value of Warrant Liabilities
The following table presents the Level 3 changes in the fair value of warrant liabilities:
	Private Placement	Public	Warrant Liabilities
Fair value as of July 13, 2020 (inception)	$—	$—	$—
Initial measurement on September 22, 2020	4,200,000	6,482,000	10,682,000
Transfers out of Level 3 to Level 1	—	(6,482,000)	(6,482,000)
Change in fair value of warrant liabilities	1,473,000	—	1,473,000
Fair value as of December 31, 2020	$5,673,000	$—	$5,673,000
Change in fair value of warrant liabilities	(2,398,000)	—	(2,398,000)
Fair value as of December 31, 2021	$3,275,000	$—	$3,275,000